Tax Matters - Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Deferred Tax Assets
Prepaid/deferred items - Deferred tax assets	$ 1,995		$ 1,913
Inventories - Deferred tax assets	219		277
Intangibles - Deferred tax assets	969		892
Property, plant and equipment - Deferred tax assets	174		376
Employee benefits - Deferred tax assets	3,950		3,154
Restructurings and other charges - Deferred tax assets	114		453
Legal and product liability reserves - Deferred tax assets	1,010		904
Net operating loss/credit carryforwards - Deferred tax assets	2,918	[1]	2,043	[1]
State and local tax adjustments - Deferred tax assets	295		297
All other - Deferred tax assets	283		249
Subtotal - Deferred tax assets	11,927		10,558
Valuation allowance	(1,615)		(1,288)
Total deferred taxes - Deferred tax assets	10,312		9,270
Deferred Tax Liabilities
Prepaid/deferred items - Deferred tax liabilities	(53)		(134)
Inventories - Deferred tax liabilities	(56)		(217)
Intangibles - Deferred tax liabilities	(9,224)		(10,331)
Property, plant and equipment - Deferred tax liabilities	(1,242)		(1,390)
Employee benefits - Deferred tax liabilities	(154)		(77)
Restructurings and other charges - Deferred tax liabilities	(28)		(237)
Unremitted earnings - Deferred tax liabilities	(21,174)	[2]	(19,399)	[2]
All other - Deferred tax liabilities	(783)		(448)
Deferred Tax Liabilities, Gross	(32,714)		(32,233)
Net deferred tax liability	$ (22,402)	[3],[4]	$ (22,963)	[3],[4]

[1]	The amounts in 2014 and 2013 are reduced for unrecognized tax benefits of $2.6 billion and $2.3 billion, respectively, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to settle any additional income taxes that would result from the disallowance of a tax position.
[2]	The increase in 2014 reflects additional accruals for certain funds earned outside the U.S. that will not be indefinitely reinvested overseas, virtually all of which were earned in the current year. For additional information, see Note 5A.
[3]	The net deferred tax liability position decreased, reflecting an increase in noncurrent deferred tax assets related to net operating loss and tax credit carryforwards, an increase in current deferred tax assets related to product liability reserves due to settlements, an increase in noncurrent deferred tax assets related to employee benefits, and a decrease in noncurrent deferred tax liabilities resulting from the amortization of identifiable intangible assets, partially offset by the increase in noncurrent deferred tax liabilities related to unremitted earnings.
[4]	In 2014, included in Current deferred tax assets and other current tax assets ($2.1 billion), Noncurrent deferred tax assets and other noncurrent tax assets ($515 million), Other current liabilities ($43 million) and Noncurrent deferred tax liabilities ($25.0 billion). In 2013, included in Current deferred tax assets and other current tax assets ($2.1 billion), Noncurrent deferred tax assets and other noncurrent tax assets ($569 million), Other current liabilities ($52 million) and Noncurrent deferred tax liabilities ($25.6 billion).